Shareholder Report, Average Annual Return (Details)	6 Months Ended	10 Months Ended	12 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Insitutional Class
Average Annual Return, Percent			12.67%		9.81%	7.63%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent			12.39%	0.25%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		8.20%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		8.37%
Class Institutional-MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent			23.56%		11.68%	8.40%
Class A-MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent			23.56%	4.88%
Class A-Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Average Annual Return, Percent		4.68%
Class I-Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Average Annual Return, Percent		4.68%